Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019-6099

VIA EDGAR

May 20, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Citigroup Abingdon Futures Fund L.P.

Ladies and Gentlemen:

On behalf of this firm’s client, Citigroup Abingdon Futures Fund L.P. (the “Partnership”), transmitted herewith for filing with the Commission is one copy of Amendment No. 1 to the Registration Statement (“Amendment No. 1”) of the Partnership on Form 10 (the “Form 10”) filed with the Commission on April 30, 2008. This Amendment No. 1 is being filed pursuant to Section 12(g) of the Securities Exchange Act of 1934, and the rules promulgated thereunder, including Rule 12b-15. No fee is required in connection with this filing.

Amendment No. 1 is being filed to include the balance sheet and schedule of investments as pages 2 and 3 to Exhibit 99.2 to the Form 10, which were inadvertently dropped from the original filing.

Should members of the staff have any questions regarding Amendment No. 1 transmitted herewith, please call the undersigned at 212-728-8509.

Very truly yours,
/s/ Lisa Eskenazi
Lisa Eskenazi

Encl.

cc:	Jennifer Magro Rita M. Molesworth Gabriel Acri